Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets	$ 0
Impairment of goodwill	$ 0	$ 0
Poseidon Oil Pipeline Company, L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	28.00%
Odyssey Pipeline L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	29.00%
CHOPS [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	50.00%
SEKCO [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	50.00%
Minimum [Member] | Pipelines And Related Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	5 years
Minimum [Member] | Marine Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	20 years
Minimum [Member] | Machinery And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	10 years
Minimum [Member] | Transportation Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Minimum [Member] | Building And Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Maximum [Member] | Pipelines And Related Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	40 years
Maximum [Member] | Marine Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	30 years
Maximum [Member] | Machinery And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	20 years
Maximum [Member] | Transportation Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	7 years
Maximum [Member] | Building And Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	10 years